Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended
	Jul. 26, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222712
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,240	$ 10,060	$ 9,696	$ 9,098	$ 8,672	$ 8,946	$ 8,932	$ 9,118	$ 9,616	$ 9,688	$ 10,533	$ 10,860	$ 11,462	$ 11,843	$ 11,793	$ 11,933	$ 12,742	$ 13,334	$ 14,079	$ 14,653
C000222713
Account Value [Line Items]
Accumulated Value	500,000	512,000	503,500	485,244	455,804	434,486	448,191	447,873	457,226	482,165	486,322	528,988	545,436	576,209	595,310	593,153	600,202	641,408	671,228	708,698	738,760
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,233	10,276	9,799	9,197	8,874	9,166	9,008	9,384	10,183	10,322	11,585	11,972	12,846	13,881	13,616	13,543	14,881	15,767	15,933	17,530
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	511,655	513,804	489,956	459,835	443,697	458,300	450,402	469,191	509,175	516,085	579,226	598,608	642,295	694,059	680,784	677,135	744,034	788,368	796,629	876,519
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	10,000	10,189	10,046	9,764	9,261	8,851	9,090	9,146	9,312	9,744	9,832	10,578	10,870	11,483	11,743	11,760	11,984	12,764	13,310	13,969	14,583
S&P Target Date 2035 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 509,441	$ 502,283	$ 488,196	$ 463,046	$ 442,537	$ 454,475	$ 457,295	$ 465,616	$ 487,196	$ 491,586	$ 528,891	$ 543,519	$ 574,172	$ 587,163	$ 587,995	$ 599,200	$ 638,208	$ 665,499	$ 698,461	$ 729,147